SCHEDULE OF TRANSACTIONS WITH OTHER RELATED PARTIES (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Jan. 21, 2025	Dec. 20, 2024	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Subscription fee income	[1]	$ 42,680	$ 71,333	$ 387,751
Consultancy fee	[2]	260,417	250,000	250,000
Write-off of due from related company	[3]		81,347
Share-based payments expenses on anti-dilution issuance of Preferred Shares	[4],[5]	369,648
Loan from a related company	[6]	24,548	80,219	60,712
Loans from immediate holding company	[7]	129,423	187,584	78,926
Convertible loan notes	[8]	$ 238,960	$ 266,520	$ 80,822
Capitalized loan					$ 3,000,000		$ 3,500,000
Number of shares issued					731,707	2,347,134
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					731,707

[1]	During the year ended 31 March 2025, the Group entered into sales agreements with certain shareholders amounting to $42,680 in revenue generated (2024: $71,333; 2023: $387,751).
[2]	During the year ended 31 March 2025, Miles Pelham, controller of Rhino Ventures, engaged as a contractor to provide management services in return for a fee of $260,417 (2024: $250,000; 2023: $250,000).
[3]	During the year ended 31 March 2024, the Group has fully written off the amount due from a related company, Diginex (Holdings) Limited, a company controlled by Rhino Ventures, of $81,347 (2025 and 2023: $Nil).
[4]	In connection with the issuance 151 Preferred Shares of DSL triggered by the Capital Raise, share-based payments expenses of $369,648 are recognized during the year ended 31 March 2025 (2024 and 2023: $Nil).
[5]	In connection with the issuance 151 Preferred Shares of DSL triggered by the Capital Raise, share-based payments expenses of $369,648 are recognized during the year ended 31 March 2025 (2024 and 2023: $Nil).
[6]	The Group had a loan with a principal of $
[7]	The Group had a loan outstanding from immediate holding company, Rhino Ventures. The loan bore an
[8]	The Group issued convertible loan notes to the shareholders of the Company. The convertible loan note bore an 8% annual interest charge and interest of $238,960 was accrued during the year ended 31 March 2025 (2024: $266,520; 2023: 80,822). The convertible loan notes were converted into ordinary shares on 20 December 2024.